MINERAL PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Property and equipment	Construction in progress(1)	Mineral property	Exploration and evaluation assets	Total
Cost
At December 31, 2019	$2,471	$-	$-	$4,226	$6,697
Additions	1,808	27,071	-	2,362	31,241
Transfers	(232)	232	4,092	(4,092)	-
Effect of foreign currency translation	134	1,465	220	(8)	1,811
At December 31, 2020	4,181	28,768	4,312	2,488	39,749
Additions	9,553	60,598	57,973	-	128,124
Transfers	5,083	(5,083)	-	-	-
At December 31, 2021	$18,817	$84,283	$62,285	$2,488	$167,873

Accumulated depreciation
At December 31, 2019	$(317)	$-	$-	$-	$(317)
Depreciation for the year	(395)	-	-	-	(395)
Effect of foreign currency translation	(28)	-	-	-	(28)
At December 31, 2020	(740)	-	-	-	(740)
Depreciation for the year	(1,447)	-	-	-	(1,447)
At December 31, 2021	$(2,187)	$-	$-	$-	$(2,187)

Carrying amounts
At December 31, 2020	$3,441	$28,768	$4,312	$2,488	$39,009
At December 31, 2021	$16,630	$84,283	$62,285	$2,488	$165,686